CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 7,568,537	$ 616,593	$ 4,640,603
Accounts receivables	958,797	5,627,463	2,609,520
Account receivable- related party	36,083	3,603,402	0
Note receivable	3,669,872	3,798,130	3,097,981
Other receivables	136,590	30,147	5,771
Prepayments	4,088,448	2,760,658	61,707
Total current assets	16,458,327	16,436,393	10,415,582
Non current assets:
Property and equipment, net	1,106,927	395,353	0
Right of use assets	2,189,390	2,328,950	2,813,186
Intangible asset, net	36,255	37,765	49,029
Rental deposit	272,711	272,063	264,910
Total non-current assets	3,605,283	3,034,131
Total assets:	20,063,610	19,470,524	13,542,707
Current Liabilities:
Account payables	44,418	7,710	8,176
Account payables- related parties	189,688	54,436	0
Accrued expenses	98,639	217,073	263,355
Tax payables	843,288	711,841	828,695
Amount due to related parties	1,009,298	1,105,532	416,501
Lease liabilities, current	616,698	596,098	569,865
Other payables	367,670	306,270	90,632
Total current liabilities	3,169,699	2,998,960	2,177,224
Lease liabilities, non-current	1,769,144	1,942,242	2,471,598
Total liabilities	4,938,843	4,941,202	4,648,822
Stockholders' Equity:
Common stock; $0.00 per share par value; 305,451,498 issued and outstanding at March 31, 2022 and 305,451,498 issued and outstanding at December 31, 2021 respectively	0	0	0
Additional paid in capital	6,197,520	6,197,520	6,057,520
Accumulated other comprehensive income	933,087	898,497	578,735
Retained earning	7,994,160	7,433,305	2,257,630
Total Stockholders' equity	15,124,767	14,529,322	8,893,885
Total Liabilities and stockholders' equity	$ 20,063,610	$ 19,470,524	$ 13,542,707